Property and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,793	$ 13,684
Less accumulated depreciation	(13,339)	(13,072)
Property and equipment, net	454	612
Office and warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	323	323
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,003	978
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	524	524
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,035	4,961
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,908	$ 6,898